Financial risk management - Exposure to currency risk (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EXPOSURE TO CURRENCY RISK
Cash and cash equivalents	$ 481.5	$ 186.3	$ 83.4
Deferred tax liability	(69.6)	(53.5)
Reclamation and closure cost obligations	(160.2)	(119.2)	$ (107.0)
Canadian dollar | Currency risk
EXPOSURE TO CURRENCY RISK
Cash and cash equivalents	35.1	34.6
Trade and other receivables	6.5	53.5
Investments	59.3
Income tax receivable	0.5	(0.7)
Trade and other payables	(96.0)	(80.1)
Deferred tax liability	(69.6)	(53.5)
Reclamation and closure cost obligations	(154.5)	(113.3)
Share units	(3.7)	(10.9)
Total exposure to currency risk	(222.4)	(170.4)
Mexican peso | Currency risk
EXPOSURE TO CURRENCY RISK
Cash and cash equivalents	0.6	0.1
Trade and other receivables	1.9	1.6
Investments	0.0
Income tax receivable	2.6	4.1
Trade and other payables	(2.7)	(6.5)
Deferred tax liability	0.0	0.0
Reclamation and closure cost obligations	(0.1)	(0.3)
Share units	0.0	0.0
Total exposure to currency risk	$ 2.3	$ (1.0)